October 2, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attention:  Filing -Rule 497 (j)

       RE:  The Dreyfus Third Century Fund, Inc.
            Registration Statement File No. 2-40341

Gentlemen/Ladies:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 35 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 28, 1998.


                                        Very truly yours,


                                        Judy Nieves
                                        Paralegal



JN\
Enclosures

cc:  Jeff Prusnofsky
     Ernst & Young LLP
     Fulbright & Jaworski LLP